SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Common Class A [Member]
Allocation of net (loss) income	$ (12,537,472)	$ 3,831,570
Weighted average shares outstanding, basic	8,244,188	16,461,668
Weighted average shares outstanding, diluted	8,244,188	16,461,668
Basic net loss per share	$ (1.52)	$ 0.23
Diluted net loss per share	$ (1.52)	$ 0.23
Common Class B [Member]
Allocation of net (loss) income		$ 632,509
Weighted average shares outstanding, basic		2,717,466
Weighted average shares outstanding, diluted		2,717,466
Basic net loss per share		$ 0.23
Diluted net loss per share		$ 0.23